Aptus International Enhanced Yield ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Principal Amount		Security Description	Value
		EQUITY-LINKED NOTES - 9.7%
$1,450,000		Citigroup Global Markets Holdings Inc., ELN, (linked to iShares MSCI EAFE ETF) 25.18%, 08/09/2023 (a)	$1,396,930
2,100,000		GS Finance Corporation, ELN, (linked to iShares MSCI EAFE ETF) 28.59%, 08/16/2023 (a)	2,130,450
1,180,000		RBC Capital Markets, LLC, ELN, (linked to iShares MSCI EAFE ETF) 28.50%, 08/23/2023 (a)	1,188,142
1,600,000		UBS AG, ELN, (linked to iShares MSCI EAFE ETF) 28.50%, 08/30/2023 (a)	1,594,720
		TOTAL EQUITY-LINKED NOTES (Cost $6,330,000)	6,310,242
Shares
		EXCHANGE TRADED FUNDS - 89.1% (b)
		Developed Market Equity - 61.4%
631,539		iShares Core MSCI International Developed Markets ETF (c)	39,755,380
		Emerging Market Equity - 27.7%
492,221		SPDR Portfolio Emerging Markets ETF (c)	17,902,078
		TOTAL EXCHANGE TRADED FUNDS (Cost $51,517,518)	57,657,458

		SHORT-TERM INVESTMENTS - 1.4%
906,965		First American Treasury Obligations Fund - Class X, 5.20% (d)	906,965
		TOTAL SHORT-TERM INVESTMENTS (Cost $906,965)	906,965
		Total Investments (Cost $58,754,483) - 100.2%	64,874,665
		Liabilities in Excess of Other Assets - (0.2)%	(147,669)
		NET ASSETS - 100.0%	$64,726,996

		Percentages are stated as a percent of net assets.
	(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
	(b)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(d)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Aptus International Enhanced Yield ETF
Assets^	Level 1	Level 2	Level 3	Total
Equity-Linked Notes	$-	$6,310,242	$-	$6,310,242
Exchange Traded Funds	57,657,458	-	-	57,657,458
Short-Term Investments	906,965	-	-	906,965
Total Investments in Securities	$58,564,423	$6,310,242	$-	$64,874,665

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.